Equity-Based Compensation - Schedule of Restricted Stock Units Activity (Detail) - Restricted Stock Units (RSUs) - shares		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at December 31, 2017		1,129,048
Granted		990,374
Vested	(403,118)	(403,118)
Cancelled		(331,049)
Outstanding at December 31, 2018		1,385,255